Significant Contracts and Concentrations - Halston Master License (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	May 15, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Deferred revenue, current		$ 1,362		$ 1,362		$ 1,380	$ 889
Deferred revenue, long-term liability		2,000		2,000		$ 2,667	3,556
Recognition period of deferred revenue						4 years
Licensing revenue		1,118	$ 1,912	3,771	$ 7,050	$ 8,259	$ 17,755
Sales | Customer concentration risk | Halston License
Concentration Risk [Line Items]
Concentration risk, percentage						31.00%	9.00%
Net licensing revenue
Concentration Risk [Line Items]
Licensing revenue		1,118	1,505	3,771	6,515	$ 7,912	$ 9,156
Halston License
Concentration Risk [Line Items]
Additional royalty payable term	20 years
Total purchase price	$ 5,000
Deferred revenue		2,890		2,890		3,560	4,440
Deferred revenue, current		890		890		890	890
Deferred revenue, long-term liability		2,000		$ 2,000		2,670	3,550
Recognition period of deferred revenue				3 years 3 months
Licensing revenue		$ 640	$ 640	$ 1,910	$ 1,930
Halston License | Minimum
Concentration Risk [Line Items]
Royalty payable term	5 years
Halston License | Maximum
Concentration Risk [Line Items]
Royalty payable term	25 years
Halston License | Net licensing revenue
Concentration Risk [Line Items]
Licensing revenue						$ 2,540	$ 1,600
Halston License | Net licensing revenue | Sales | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage		57.00%	33.00%	51.00%	27.00%